Consolidated statements of cash flows - CAD ($)	9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Operating activities
Net loss	$ (16,582,939)	$ (9,065,927)	$ (13,111,785)	$ (15,113,907)	$ (2,275,532)
Depreciation	792,625	722,679	955,513	417,050	170,182
Accretion on long-term debt and lease liability	119,639	110,380	157,270	70,379	5,905
Share-based compensation - capital stock					572,110
Share-based compensation - options	1,052,090	2,545,720	2,699,481	7,121,444	739,961
Shares issued for services	590,303	442,556	596,608	109,069	26,533
Net loss on debentures	2,435,000	436,500	330,000	550,000
Government grant					(3,666)
Interest income received			85,000
Income tax expense	(208,985)	52,981	258,343	105,590	21,310
Income tax received				13,415
Income tax paid	(14,040)	(295,025)	(373,196)
Non-cash lease					19,137
Gain on lease termination	(50,991)	(3,668)	(5,652)	(7,230)
Effect of exchange rate fluctuation	79,761	(17,463)	17,398	(6,542)
Operating activities before working capital items	(13,312,365)	(5,071,267)	(8,391,020)	(6,740,732)	(724,060)
Net change in non-cash working capital items
Trade and other receivables	(110,842)	(205,369)	(152,808)	(232,715)	22,757
Inventories	(625,732)	(1,266,366)	(117,692)	(1,471,693)	327,284
Grants and investment tax credits receivable	681,663	(737,613)	(573,361)	293,937	(2,160)
Other financial assets	3,586	(81,769)	(85,597)	(25,595)
Prepaid expenses	1,467,019	(2,778,820)	(1,927,459)	(552,196)	(162,384)
Trade and other payables	747,530	22,235	182,277	96,615	263,534
Contract liabilities	(179,276)	654,818	130,605	396,097	(159,629)
Other financial liabilities	(47,293)	(49,773)	(61,764)	(15,156)
Cash used in operating activities	(11,375,710)	(9,513,924)	(10,996,819)	(8,251,438)	(434,658)
Investing activities
Subscription to debentures				(3,400,000)
Business acquisition, net of cash acquired				(5,029,416)
Additions to property and equipment	(834,296)	(680,536)	(1,108,888)	(544,354)	(77,966)
Advances to related parties					40,310
Proceeds from the disposal of property and equipment	401,782	46,346	243,630	34,101
Additions to intangible assets		(32,202)	(32,202)	(528,726)
Cash used in investing activities	(432,514)	(666,392)	(964,503)	(9,468,395)	(37,656)
Financing activities
Change in bank indebtedness				(170,000)	(113,813)
Addition in Long-term debts	258,000	282,424	282,424		280,000
Repayment of long-term debt	(113,242)	(54,455)	(135,230)	(419,090)	(13,992)
Advances to related parties		176,771	176,771		(151,575)
Initial public offering, net of transaction costs paid				33,430,239
Issuance of shares, net of transaction costs paid				2,025,000	1,898,645
Shares issued upon options conversion			10,001
Subscriptions to capital stock received in advance of issuance					(37,500)
Repayment of lease liabilities	(533,270)	(516,393)	(695,749)	(295,316)	(130,130)
Cash provided (used) by financing activities	7,519,572	(111,653)	(361,783)	34,570,833	1,731,635
Net decrease in cash during the period	(4,288,652)	(10,291,969)	(12,323,105)	16,851,000	1,259,321
Cash, beginning of year	5,824,716	18,147,821	18,147,821	1,296,821	37,500
Cash, end of year	$ 1,536,064	$ 7,855,852	$ 5,824,716	$ 18,147,821	$ 1,296,821